Weighted Average Assumptions used to Determine Plan Costs, Mexican Plan (Detail) - Mexican Plan Costs	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Discount rate	6.80%	6.50%	6.50%
Rate of increase in compensation per annum	5.50%	5.50%	5.50%
Expected long-term rate of return on plan assets per annum	0.00%	0.00%	0.00%